BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES - Accounts Receivable (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Allowance on accounts receivable	$ 0	$ 0	$ 75,000